Regulatory Capital and Dividends - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory Accounting Practices [Line Items]
Statutory net income	$ 36,000	$ 64,000	$ 52,000
Statutory capital and surplus	380,000	426,000
Dividends to shareholder	$ 15,000	$ 70,000	$ 42,000